Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2011	Dec. 31, 2010
Class A Common Shares
Common Shares, Shares issued	46,871,356	46,160,564
Class B Common Shares
Common Shares, Shares issued		547,413